Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Subsequent to year end we increased our liquidity by entering into the 2015 Second Amended and Restated Credit Agreement on January 26, 2015. See Note 6 - Long Term Debt for further discussion.